Employee Benefits	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Employee benefits
E.2	Employee benefits

	2022 US$m	2021 US$m	2020 US$m
Employee benefits	415	217	252
Share-based payments	26	12	19
Defined contribution plan costs	41	26	27
Defined benefit plan expense	9	1	2
	491	256	300
(a) Employee benefits
Employee benefits for the reporting period are as follows:
Recognition and measurement
The Group’s accounting policy for employee benefits other than superannuation is set out in Note D.5. The policy relating to share-based payments is set out in Note E.2(c).
All employees of the Group are entitled to benefits on retirement, disability or death from the Group’s retirement plans. The Group operates a number of pension schemes throughout the world. Employees entitled to defined contribution schemes receive fixed contributions from Group companies and the Group’s legal or constructive obligation is limited to these contributions. Contributions to defined contribution funds are recognised as an expense as they become payable. Prepaid contributions are recognised as an asset to the extent that a cash refund or a reduction in the future payment is available.
(b) Compensation of key management personnel
Key management personnel (KMP) compensation for the financial year was as follows:

	2022 US$	2021 US$	2020 US$
Short-term employee benefits 1	5,730,340	6,626,354	5,868,476
Post-employment benefits 1	155,086	88,396	63,805
Share-based payments 2	3,114,043	5,697,529	7,201,653
Long-term employee benefits	4,300	717,223	515,585
Termination benefits	152,531	2,447,525	390,087
	9,156,300	15,577,027	14,039,606

1.
The 2021 comparatives for short-term employee benefits and post-employment benefits have been restated to include the superannuation component of the 2021 EIS cash and other cash bonuses for three key management personnel, increasing the short-term employee benefits expense by
$26,676 to $6,626,354

and the post-employee benefits expense by $10,881 to $
88,396.

2.
The 2021 comparative for share-based payments has been restated to include amortisation of the fair value of 2021 performance rights for two key management personnel, increasing the expense by $88,507 to $5,697,529.

(c) Share plans
The Group provides benefits to its employees (including KMP) in the form of share-based payments whereby employees render services for shares (equity-settled transactions).
Woodside equity plan (WEP) and supplementary Woodside equity plan (SWEP)
The WEP is available to all permanent employees, but since 1 January 2018 has excluded Executive Incentive Scheme (EIS) participants. The number of Equity Rights (ERs) offered to each eligible employee is determined by the Board, and based on individual performance as assessed under the performance review process. The linking of performance to an allocation allows the Group to recognise and reward eligible employees for high performance. The ERs have no further ongoing performance conditions after allocation, and do not require participants to make any payment in respect of the ERs at grant or at vesting. Each ER entitles the participant to receive a Woodside share on the vesting date three years after the grant date.
For awards made in 2022, the Board amended the terms of the plan to entitle participants to receive a Woodside share on the vesting date, three years after the grant date. Awards made in 2020 and 2021 will vest under the terms of the plan at that time, which provided for 75% vesting of the ERs three years after the grant date and the remaining 25% of the ERs five years after the grant date.
In October 2011, the Board approved the establishment of the SWEP to enable the offering of targeting retention awards of ERs for key capability. The SWEP was updated in 2022 to broaden eligibility to all employees of a subsidiary of Woodside Energy Group Ltd and ensure compliance in all jurisdictions in which Woodside operates. This facilitated the offer of replacement unvested incentives, as required under transitional arrangements for eligible heritage BHP employees transitioning from BHP Group Long-Term Incentive (LTI) plans to VAR offered under Woodside’s VAR arrangements.

Each ER entitles the participant to receive a Woodside share or an American Depositary share on the vesting date either one, two, three or four years after the effective grant date, depending on the individual details of each SWEP offered. Participants do not make any payment in respect of the ERs at grant or at vesting.

Executive Incentive Plans (EIP)
The EIP operated as Woodside’s Executive incentive framework until the end of 2017, after which the Board introduced the EIS. The EIP was used to deliver Short-Term Awards (STAs) and Long-Term Awards (LTAs) to Senior Executives.
Short-Term Awards (STAs)
STAs were delivered in the form of restricted shares to Executives, including all Executive KMP. There are no further performance conditions for vesting of deferred STAs. Participants are not required to make any payments in respect of STA awards at grant or at vesting. Restricted shares entitle their holders to receive dividends.
Long-Term Awards (LTAs)
LTAs were granted in the form of Performance Rights (PRs) to Executives, including all Executive KMP. Vesting of LTAs is subject to achievement of relative total shareholder return (RTSR) targets, with 33% measured against the ASX 50 and the remaining 67% tested against an international group of oil and gas companies. Participants are not entitled to receive dividends and are not required to make any payments in respect of LTA awards at grant or at vesting.
Executive Incentive Scheme (EIS)
The EIS was introduced for the 2018 performance year for all Executives including Executive KMP. The EIS is delivered in the form of a cash incentive, Restricted Shares and Performance Rights. The grant date of the Restricted Shares and Performance Rights has been determined to be subsequent to the performance year, being the date of the Board of Directors’ approval. Accordingly, the 2021 Restricted Shares and Performance Rights were granted on 16 February 2022 for Executives and 19 May 2022 for the CEO and have been included in the table below. The expense estimated as at 31 December 2021 in relation to the 2021 performance year was updated to the fair value on grant date during the period.
The 2022 Restricted Shares and Performance Rights have not been included in the table below as they have not been approved as at 31 December 2022. An expense related to the 2022 performance year has been estimated for Restricted Shares and Performance Rights, using fair value estimates based on inputs at 31 December 2022.
Performance Based Pay Plus (PBP Plus)
PBP Plus is available to senior, permanent employees who are not Executives. Participants receive an annual award of cash and Restricted Shares based on corporate and individual performance, recognising and rewarding eligible employees for high performance.
The grant date of the Restricted Shares has been determined to be subsequent to the performance year, being the date of the Board of Directors’ approval. Accordingly, the 2021 Restricted Shares were granted on 16 February 2022 and have been included in the table below. The expense estimated as at 31 December 2021 in relation to the 2021 performance year was updated to the fair value on grant date during the period.
The 2022 Restricted Shares have not been included in the table below as they have not been approved as at 31 December 2022. An expense related to the 2022 performance year has been estimated for the Restricted Shares, using fair value estimates based on inputs at 31 December 2022.
Recognition and measurement
All compensation under WEP, SWEP and Executive share plans is accounted for as share-based payments to employees for services provided. The cost of equity-settled transactions with employees is measured by reference to the fair values of the equity instruments at the date at which they are granted. The fair value of share-based payments is recognised, together with the corresponding increase in equity, over the period in which the vesting conditions are fulfilled, ending on the date on which the relevant employee becomes fully entitled to the shares. At each balance sheet date, the Group reassesses the number of awards that are expected to vest based on service conditions. The expense recognised each year takes into account the most recent estimate.
The fair value of the benefit provided for the WEP and SWEP is estimated using the Black-Scholes option pricing technique.
The fair value of the restricted shares is estimated as the closing share price at grant date. The fair value of the benefit provided for the RTSR PRs is calculated using the Binomial or Black-Scholes option pricing technique combined with a Monte Carlo simulation methodology, where relevant, using historical volatility to estimate the volatility of the share price in the future.
The number of awards and movements for all share plans are summarised as follows:

	Number of performance awards

	Employee plans		Executive plans

	WEP	SWEP	STA 4	LTA 4

Year ended 31 December 2022

Opening balance	5,649,783	-	994,436	2,379,220

Granted during the year 1,2 ,3	3,017,366	3,046,963	495,800	764,171

Vested during the year	(1,498,065)	(38,146)	(450,609)	(191,736)

Forfeited during the year	(539,403)	(124,741)	(46,430)	(397,233)

Awards at 31 December 2022	6,629,681	2,884,076	993,197	2,554,422

	US$m	US$m	US$m	US$m

Fair value of awards granted during the year	49	60	9	13

	Number of performance awards

	Employee plans		Executive plans

	WEP	SWEP	STA 4	LTA 4

Year ended 31 December 2021

Opening balance	5,618,603	-	975,295	2,798,305

Granted during the year 1,2,3	2,507,167	-	353,412	553,849

Vested during the year	(1,999,676)	-	(307,402)	(322,746)

Forfeited during the year	(476,311)	-	(26,869)	(650,188)

Awards at 31 December 2021	5,649,783	-	994,436	2,379,220

	US$m	US$m	US$m	US$m

Fair value of awards granted during the year	39	-	7	9

1.	For the purpose of valuation, the share price on grant date for the 2022 WEP allocations was $16.30 (2021: $15.17).
2.	For the purpose of valuation, the share price on grant date for the 2022 SWEP allocations was $19.74 (202 1 : nil).
3.	For the purpose of valuation, the share price on grant date for Restricted Shares was $19.20 and $19.27 (2021: $20.18) and Performance Rights was $13.08 and $13.71 (2021: $11.66 and $14.44).
4.	Includes awards issued under EIP and EIS.
For more detail on these share plans and performance rights issued to KMPs, refer to the Remuneration Report.